Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Supplemental Cash Flow Information
30.
Supplemental Cash Flow Information

Supplemental cash flow information for the years ended December 31, 2020, 2021 and 2022 is as follows:

(In millions of won)
	2020		2021	2022
Non-cash investing and financing activities:
Changes in other accounts payable arising from the purchase of property, plant and equipment	₩	(662,164)	445,028	480,322
Changes in other accounts payable arising from the purchase of intangible assets		98,068	529,826	(113,185)
Recognition of right-of-use assets and lease liabilities		51,757	63,655	54,927